Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	$ 84,812		$ 84,812		$ 94,039
Derivative liabilities	82,168		82,168		90,238
Recurring [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	84,812		84,812		94,039
Derivative liabilities	82,168		82,168		$ 90,238
Investment [member] | Recurring [member] | Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	18	$ (2)	29	$ 30
Net derivative balances, category [Member] | Recurring [member] | Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	344	661	344	661
Derivative liabilities	$ 1,096	$ 1,266	$ 1,096	$ 1,266